Shareholder Report, Line Graph (Details) 190470_GuidePath Growth Allocation Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuidePath Growth Allocation Fund Service Shares
Accumulated Value	$ 22,839	$ 21,743	$ 17,462	$ 19,342	$ 18,385	$ 11,614	$ 13,108	$ 12,898	$ 11,291	$ 10,000	$ 27,401
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index
Accumulated Value	25,502	23,695	19,139	20,571	19,094	12,295	13,777	13,355	11,569	10,000	$ 30,735
S&P Target Risk Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Risk Aggressive Index
Accumulated Value	$ 21,878	$ 20,463	$ 17,239	$ 18,254	$ 17,348	$ 12,057	$ 13,150	$ 12,811	$ 11,327	$ 10,000	$ 25,945